SCHEDULE OF MOVEMENTS IN SHARES ON ISSUE (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Contributed Equity
Number of shares at beginning		9,016,726,743	7,513,779,743
Contributed equity, at the beginning		$ 153,574,974	$ 140,111,073
Shares issued during the year (in shares)		217,238,400	1,502,947,000
Shares issued during the year		$ 1,574,136	$ 17,409,150
Less: transaction costs arising on share issue	[1]	$ (10,474)	$ (3,945,249)
Number of shares at end		9,233,965,143	9,016,726,743
Contributed equity, at the end		$ 155,138,636	$ 153,574,974

[1]	The details of securities arising on shares issued for the year ended June 30, 2022 are as below: